Accounts receivable - Net: (Details 1) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current trade receivables	$ 685,502	$ 464,872
Allowance account for credit losses of financial assets	(127,711)
Allowance account for credit losses of financial assets	(173,398)	(127,711)
Trade receivables [member]
Current trade receivables	173,398	127,711
Allowance account for credit losses of financial assets	127,711	128,221	$ 130,185
Allowance account for credit losses of financial assets	173,398	127,711	128,221
Utilisation, allowance account for credit losses of financial assets	36,621	(510)	$ (1,964)
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	6,690
Trade receivables [member] | Airplan [Member]
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	2,376
Trade receivables [member] | Financial assets past due but not impaired [member]
Current trade receivables	192,805	71,317
Trade receivables [member] | Not later than one month [member]
Current trade receivables	137,155	51,820
Trade receivables [member] | Later than three months and not later than six months [member]
Current trade receivables	71,049	592
Trade receivables [member] | Later than six months and not later than one year [member]
Current trade receivables	157,999	146,616
Trade receivables [member] | Current [member]
Current trade receivables	$ 366,203	$ 199,028